Expense Example - VegaShares US Equity Autocallable Income ETF - VegaShares US Equity Autocallable Income ETF	Mar. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	$ 237